Related Party Transactions (Details) - EBP 002 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments measured at fair value	$ 2,419,300	$ 2,060,748
Dividends	$ 7,688
EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, investment, number of shares (in shares)	277,462	297,064
Total investments measured at fair value	$ 11,000	$ 11,000
Dividends	$ 1,000	$ 1,000